Document and Entity Information	Jan. 15, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001364099
Document Type	8-K
Document Period End Date	Jan. 15, 2020
Entity Registrant Name	INNOPHOS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33124
Entity Tax Identification Number	20-1380758
Entity Address, Address Line One	259 Prospect Plains Road
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2495
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 per share
Trading Symbol	IPHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false